Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer California Municipal Fund))	0 Months Ended
Nov. 28, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
5 Years	2.18%
10 Years	2.34%
Class A
Average Annual Return:
1 Year	(2.07%)
5 Years	(3.08%)
10 Years	2.02%
Inception Date	Nov. 03, 1988
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.07%)
5 Years	(3.08%)
10 Years	2.02%
Inception Date	Nov. 03, 1988
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.10%
5 Years	(1.69%)
10 Years	2.59%
Inception Date	Nov. 03, 1988
Class B
Average Annual Return:
1 Year	(2.85%)
5 Years	(3.22%)
10 Years	2.06%
Inception Date	May 03, 1993
Class C
Average Annual Return:
1 Year	1.07%
5 Years	(2.88%)
10 Years	1.73%
Inception Date	Nov. 01, 1995